UNITED STATES
                         SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR/S

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES


Investment Company Act file number: 811-7852

Exact name of registrant as specified in charter:  USAA MUTUAL FUNDS TRUST

Address of principal executive offices and zip code: 9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Name and address of agent for service:               ADYM W. RYGMYR
                                                     USAA MUTUAL FUNDS TRUST
                                                     9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Registrant's telephone number, including area code:  (210) 498-0226

Date of fiscal year end:   MAY 31

Date of reporting period:  NOVEMBER 30, 2012


ITEM 1.  SEMIANNUAL REPORT TO STOCKHOLDERS.
USAA MUTUAL FUNDS TRUST - SEMIANNUAL REPORT FOR PERIOD ENDED NOVEMBER 30, 2012




[LOGO OF USAA]
   USAA(R)

                                       [GRAPHIC OF USAA MANAGED ALLOCATION FUND]

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    SEMIANNUAL REPORT
    USAA MANAGED ALLOCATION FUND
    NOVEMBER 30, 2012

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PRESIDENT'S MESSAGE

"DESPITE SOME SIGNS OF IMPROVEMENT, THE U.S.       [PHOTO OF DANIEL S. McNAMARA]
ECONOMY REMAINS FRAGILE."

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DECEMBER 2012

Despite considerable political and economic uncertainty, investor sentiment was generally positive during the reporting period. Equities performed exceptionally well, with international stocks leading the way. Riskier fixed-income asset classes, such as investment-grade bonds and high-yield bonds, also posted solid gains. The municipal bond market extended its rally, continuing to generate strong returns.

Given the state of the global economy, these results might seem surprising. Although emerging economies strengthened during the reporting period, global economic conditions deteriorated. Europe was in recession, growth was slowing in China, and the U.S. recovery was progressing in fits and starts. But investors were optimistic, in my opinion, because they anticipated additional stimulative action by global central banks. And indeed, the sluggish U.S. recovery prompted the Federal Reserve (the Fed) to announce in September a third round of quantitative easing (QE3) in which it made an open-ended commitment to continue buying mortgage-backed securities for as long as it takes to meaningfully drop the unemployment rate. The Fed also said that it planned to keep short-term interest rates in a range between zero and 0.25% until at least mid-2015. According to Fed chairman Ben Bernanke, the Fed was seeking to push stock prices higher and boost the housing market in an aggressive effort to increase consumer and business confidence and ultimately spending.

The European Central Bank previously had announced a quantitative easing program of its own, extending a number of its liquidity operations to help the financial markets deal with the effects of the European sovereign debt crisis. This action also would give European Union (EU) policymakers time to address the problems of the EU's weakest members. Many of these nations, including Greece, Spain, and Italy, are weighed down by a staggering amount of debt.
Nevertheless, a lasting solution is yet to be found and major sticking points remain, particularly enforcement mechanisms to keep these economies on track to fiscal balance.

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

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Meanwhile, in the United States, the 2012 election campaign built to a crescendo. Ultimately, the voters chose to maintain the status quo -- President Barack Obama was re-elected to a second term, Republicans retained their majority in the House of Representatives, and Democrats stayed in control of the Senate. With the election over, investors shifted their attention to the so-called "fiscal cliff." Unless Congress acts, $600 to $700 billion in tax hikes and spending cuts will take effect on January 1, 2013. At the time of this writing, negotiations were still ongoing and I am guardedly optimistic that some kind of agreement will be reached before the deadline. Whatever happens, I expect higher taxes and reduced spending at the federal level in 2013, which could slow economic growth over the next few calendar quarters.

Overall, our outlook is cautious. Despite some signs of improvement, the U.S. economy remains fragile. Though we have been encouraged by the strengthening housing market, U.S. economic data continues to be a mixed bag, with positive news frequently offset by negative reports. Furthermore, I think the economy has yet to feel the full impact of Hurricane Sandy. I am troubled also about corporate fundamentals. Revenues have been disappointing in recent calendar quarters, and year-over-year earnings growth is near zero. Many companies reduced their capital expenditures during 2012 because of political and economic uncertainties.

At the time of this writing, we favored emerging markets stocks and precious metals. Though emerging markets equities are likely to be volatile in the short term, they should benefit over the long run from strong earnings growth, largely because of demographic trends in the developing world. As for precious metals, we believe they may add value to a long-term hedging strategy which seeks to minimize the effects of rising inflation.

At USAA Asset Management Company, we believe we have some of the finest investment professionals in the industry managing your investments. On behalf of everyone here, thank you for allowing us to help you with your investment needs.

Sincerely,

/S/ DANIEL S. MCNAMARA

Daniel S. McNamara
President
USAA Asset Management Company

Past performance is no guarantee of future results. o Rebalancing and diversification do not protect against losses or guarantee that an investor's goal will be met. o Foreign investing is subject to additional risks, such as currency fluctuations, market illiquidity, and political instability. Emerging market countries are most volatile. Emerging market countries are less diverse and mature than other countries and tend to be politically less stable. o Precious metals and minerals is a volatile asset class and is subject to additional risks, such as currency fluctuation, market liquidity, political instability and increased price volatility. It may be more volatile than other asset classes that diversify across many industries and companies.

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TABLE OF CONTENTS

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
FUND OBJECTIVE                                                                1

MANAGERS' COMMENTARY                                                          2

INVESTMENT OVERVIEW                                                           7

FINANCIAL INFORMATION

   Portfolio of Investments                                                  10

   Notes to Portfolio of Investments                                         12

   Financial Statements                                                      13

   Notes to Financial Statements                                             16

EXPENSE EXAMPLE                                                              26

THIS REPORT IS FOR THE INFORMATION OF THE SHAREHOLDERS AND OTHERS WHO HAVE RECEIVED A COPY OF THE CURRENTLY EFFECTIVE PROSPECTUS OF THE FUND, MANAGED BY USAA ASSET MANAGEMENT COMPANY. IT MAY BE USED AS SALES LITERATURE ONLY WHEN PRECEDED OR ACCOMPANIED BY A CURRENT PROSPECTUS, WHICH PROVIDES FURTHER DETAILS ABOUT THE FUND.

(C)2013, USAA. All rights reserved.

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FUND OBJECTIVE

THE USAA MANAGED ALLOCATION FUND (THE FUND) SEEKS TO MAXIMIZE TOTAL RETURN, CONSISTING PRIMARILY OF CAPITAL APPRECIATION.

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TYPES OF INVESTMENTS

The Fund invests primarily in U.S. and/or foreign (to include emerging markets) equity securities and fixed-income securities through investments in shares of other investment companies, including exchange-traded funds (ETFs) and real estate securities, including real estate investment trusts (REITs). Consistent with its investment strategy, the Fund may at times invest directly in U.S. and/or foreign equity securities and fixed-income securities as well as futures contracts and hedge funds.*

IRA DISTRIBUTION WITHHOLDING DISCLOSURE

We generally must withhold federal income tax at a rate of 10% of the taxable portion of your distribution and, if you live in a state that requires state income tax withholding, at your state's set rate. However, you may elect not to have withholding apply or to have income tax withheld at a higher rate. If you wish to make such an election, please call USAA Asset Management Company at
(800) 531-USAA (8722).

If you must pay estimated taxes, you may be subject to estimated tax penalties if your estimated tax payments are not sufficient and sufficient tax is not withheld from your distribution.

For more specific information, please consult your tax adviser.

* The Fund is not offered for sale directly to the general public and currently is available for investment through a USAA discretionary managed account program, or other persons or legal entities that the Fund may approve from time to time.

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                                                             FUND OBJECTIVE |  1

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MANAGERS' COMMENTARY ON THE FUND

USAA Asset Management Company

    JOHN P. TOOHEY, CFA                              DAN DENBOW, CFA
    WASIF A. LATIF                                   ARNOLD J. ESPE, CFA
    R. MATTHEW FREUND, CFA

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o   HOW DID THE USAA MANAGED ALLOCATION FUND (THE FUND) PERFORM DURING THE
    REPORTING PERIOD?

    The Fund returned 8.15% during the six-month period ended November 30, 2012. This compares to returns of 1.99% for the Barclays U.S. Aggregate Bond Index and 9.32% for the S&P 500(R) Index.

o   HOW WOULD YOU DESCRIBE THE MARKET ENVIRONMENT DURING THE REPORTING PERIOD?

    Stocks and bonds both delivered positive returns during the Fund's reporting period. The global equity markets rallied after global central banks pledged an unprecedented level of support that sharply reduced investors' perception of "tail risk" -- or in other words, the odds of a worst-case economic scenario. European Central Bank chief Mario Draghi took the boldest steps, pledging in July that he would do "whatever it takes" to keep the euro zone together. This proved to be a positive for the world market in general, and Europe in particular. Investors also were emboldened by the prospects for another round of quantitative easing here in the United States, and the Federal Reserve (the Fed) delivered

    Refer to page 8 for benchmark definitions.

    PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

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2  | USAA MANAGED ALLOCATION FUND
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    by offering a new, open-end version of its stimulative policy. Stocks faltered somewhat toward the tail end of the period, however, as investors grew increasingly concerned about the oncoming "fiscal cliff" (i.e., the set of tax increases and government spending cuts set to go into effect at year-end).

    The bond market also finished the period with a healthy performance. U.S. Treasuries produced a slightly positive return, and the generally positive environment worked in favor of credit-sensitive segments of the market such as investment-grade corporate bonds and high-yield bonds.

o   WHAT FACTORS INFLUENCED THE FUND'S PERFORMANCE DURING THE PERIOD?

    The Fund is invested in various asset classes, generally through exchange-traded funds (ETFs) that help the USAA Managed Portfolios achieve the right balance portfolio-wise.

    The most important positive factor in the Fund's six-month results was our allocation to international equities through the use of ETFs. We held a sizeable weighting in developed-market international equities, which we increased earlier in the year when the European markets were deeply out of favor. We also owned a small position in an ETF dedicated to German equities. We held a heavy weighting in international stocks earlier in the year, because we believed valuations were so low that the long-term outlook was sufficiently positive to make the short-term risks worthwhile. European equities performed well during the past six months, so our weighting in the international markets made a positive contribution to performance.

    Our allocation to emerging market stock ETFs also added value, as the asset class recovered from its underperformance from last year to deliver returns superior to that of the U.S. market in the past six months. We continue to see the emerging markets as a source of compelling long-term opportunity, and we are maintaining an overweight in the asset class.

================================================================================

                                           MANAGERS' COMMENTARY ON THE FUND |  3

================================================================================

    We believe the positive performance of our international weightings illustrates two key points. First, it helps underscore the value of active management over a passive, index-based approach. Second, it shows the importance of a diversified global investment strategy. While we think investing overseas inevitably leads to periods of short-term underperformance, we believe it can add value versus a domestic-only strategy over time.

    In the domestic equity portion of the portfolio, all four of our positions -- large-caps, mid-caps, small-caps, and dividend-paying stocks -- finished the reporting period with positive returns.

    On the fixed-income side, we lost some relative performance through our overweight in bond ETFs relative to stock ETFs. Still, as we discuss below, we believe this is the appropriate positioning given our cautious outlook on the overall market environment. We believe we added value through our substantial ETF positions in investment-grade corporate bonds and high-yield bonds, given that both segments comfortably outpaced the overall bond market. The Fund's largest individual allocation was an ETF that focused on corporate bonds. Our position in a Treasury Inflation Protected Securities ETF also made a positive, albeit more modest, contribution to the Fund's six-month return, but our allocation to U.S. Treasury ETFs detracted slightly. While U.S. Treasuries underperformed during the past six months amid investors' gravitation toward higher-risk assets, we believe they continue to represent a potential hedge against headline risk.

    Our position in gold and precious metals stocks as well as gold and precious metals ETFs, which performed well through the first half of the period, ultimately cost us some performance due to the very weak showing for this sector in November. However, our goal in holding these positions is not to generate short-term returns, but rather to provide some protection in the event that the stimulative policies of the world's central banks are ineffective.

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4  | USAA MANAGED ALLOCATION FUND

================================================================================

o   WHAT IS YOUR OUTLOOK FOR THE FINANCIAL MARKETS AS WE MOVE IN TO 2013?

    The markets are presenting investors with an interesting dichotomy. On one hand, the continued process of post-financial crisis deleveraging continues to exert a deflationary impact on the economy as consumers and governments seek to reduce debt. On the other hand, however, the Fed and other major central banks are engaging in inflationary policies (namely, quantitative easing) to offset the downward economic pressure caused by debt reduction.

    So far, the deflationary forces are winning -- as evidenced by the near-record lows in U.S. Treasury yields. But the Fed's approach has had another effect: a decoupling between economic fundamentals and financial market performance. Right now, for instance, fundamentals are unimpressive. Economic growth remains sluggish, corporate earnings growth is decelerating, and profit margins look to be at peak levels. Despite these trends, the major U.S. equity indices surged to multi-year highs during the fall.

    We believe there is a disconnect between market prices and underlying fundamental trends, which has resulted in higher valuations in certain market segments. At the same time, the fiscal cliff is likely to be a source of near-term volatility as investors struggle to assess the impact of government policy on the economy in 2013 in beyond. While the term "cliff" implies a specific, one-time event, the reality is regardless of what solution lawmakers come up with, the result is likely to be greater austerity -- either in the form of higher taxes, lower spending, or both. This indicates the potential for an environment of even slower growth in 2013.

o   HOW HAS YOUR OUTLOOK AFFECTED THE FUND'S POSITIONING?

    We adopted an increasingly cautious positioning in the Fund as the reporting period progressed, most notably in the form of our underweight position in stock ETFs and an overweight position in

================================================================================

                                           MANAGERS' COMMENTARY ON THE FUND |  5

================================================================================

    bond ETFs. We believe this conservative approach can help cushion the impact of rising market volatility in the months ahead.

o   DO YOU HAVE ANY CLOSING THOUGHTS FOR INVESTORS?

    In a highly uncertain environment, we will look to mitigate the impact of potentially volatile market conditions by maintaining our steady, long-term approach and continuing to emphasize diversification. We also are placing a particular focus on guiding the portfolio into market segments that offer attractive valuations and away from those that appear to be overpriced. We believe this strategy -- rather than one that is reactive to headlines and short-term market movements -- is the best approach to achieving an effective balance of risk and return.

    We thank you for your investment in the Fund.

    ETFs are subject to risks similar to those of stocks. Investment returns may fluctuate and are subject to market volatility, so that an investor's shares, when redeemed or sold, may be worth more or less than their original cost.

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6  | USAA MANAGED ALLOCATION FUND

================================================================================

INVESTMENT OVERVIEW

USAA MANAGED ALLOCATION FUND (FUND) (Ticker Symbol: UMAFX)


--------------------------------------------------------------------------------
                                        11/30/12                     5/31/12
--------------------------------------------------------------------------------

Net Assets                           $614.6 Million               $519.9 Million
Net Asset Value Per Share                $11.54                       $10.67

--------------------------------------------------------------------------------
                   AVERAGE ANNUAL TOTAL RETURNS AS OF 11/30/12
--------------------------------------------------------------------------------
  5/31/2012-11/30/2012*             1 Year             Since Inception 2/01/10

         8.15%                      8.11%                      9.60%


--------------------------------------------------------------------------------
                   AVERAGE ANNUAL TOTAL RETURNS AS OF 12/31/12
--------------------------------------------------------------------------------
        1 Year                                    Since Inception 2/01/10

        9.88%                                              10.11%


--------------------------------------------------------------------------------
                          EXPENSE RATIO AS OF 5/31/12**
--------------------------------------------------------------------------------

                                      0.99%


            *(includes acquired fund fees and expenses of 0.25%)

THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE AND IS NO GUARANTEE OF FUTURE RESULTS. CURRENT PERFORMANCE MAY BE HIGHER OR LOWER THAN THE PERFORMANCE DATA QUOTED. THE RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE, SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. FOR PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH-END, VISIT USAA.COM.

*Total returns for periods of less than one year are not annualized. This six-month return is cumulative.

**The expense ratio represents the total annual operating expenses, before reductions of any expenses paid indirectly and including any acquired fund fees and expenses, as reported in the Fund's prospectus dated October 1, 2012, and is calculated as a percentage of average net assets. This expense ratio may differ from the expense ratio disclosed in the Financial Highlights, which excludes acquired fund fees and expenses.

Total return measures the price change in a share assuming the reinvestment of all net investment income and realized capital gain distributions. The total returns quoted do not reflect adjustments made to the enclosed financial statements in accordance with U.S. generally accepted accounting principles or the deduction of taxes that a shareholder would pay on distributions or the redemption of shares.

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                                                        INVESTMENT OVERVIEW |  7

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                      o CUMULATIVE PERFORMANCE COMPARISON o

                  [CHART OF CUMULATIVE PERFORMANCE COMPARISON]

                                      USAA MANAGED             BARCLAYS U.S.
                S&P 500 INDEX        ALLOCATION FUND       AGGREGATE BOND INDEX
01/31/10          $10,000.00           $10,000.00               $10,000.00
02/28/10           10,309.77            10,200.00                10,037.34
03/31/10           10,931.91            10,420.00                10,025.00
04/30/10           11,104.50            10,490.00                10,129.36
05/31/10           10,217.80            10,140.00                10,214.60
06/30/10            9,682.92             9,980.00                10,374.78
07/31/10           10,361.33            10,600.00                10,485.46
08/31/10            9,893.58            10,230.00                10,620.38
09/30/10           10,776.53            11,100.00                10,631.70
10/31/10           11,186.57            11,250.00                10,669.56
11/30/10           11,188.00            11,030.00                10,608.23
12/31/10           11,935.71            11,257.84                10,493.84
01/31/11           12,218.61            11,226.51                10,506.05
02/28/11           12,637.20            11,372.71                10,532.33
03/31/11           12,642.23            11,508.48                10,538.15
04/30/11           13,016.63            11,780.00                10,671.92
05/31/11           12,869.29            11,832.22                10,811.19
06/30/11           12,654.77            11,759.12                10,779.54
07/31/11           12,397.44            11,915.76                10,950.59
08/31/11           11,723.99            12,030.64                11,110.58
09/30/11           10,899.81            11,592.02                11,191.40
10/31/11           12,091.08            12,239.51                11,203.42
11/30/11           12,064.36            11,988.87                11,193.70
12/31/11           12,187.77            12,051.67                11,316.73
01/31/12           12,733.97            12,534.63                11,416.10
02/29/12           13,284.61            12,770.50                11,413.48
03/31/12           13,721.79            12,579.56                11,350.94
04/30/12           13,635.66            12,646.95                11,476.78
05/31/12           12,816.15            11,984.28                11,580.63
06/30/12           13,344.20            12,377.39                11,585.17
07/31/12           13,529.54            12,523.40                11,744.96
08/31/12           13,834.27            12,703.11                11,752.64
09/30/12           14,191.77            12,927.74                11,768.82
10/31/12           13,929.72            12,916.51                11,791.96
11/30/12           14,010.53            12,961.44                11,810.57

                                   [END CHART]

                         Data from 1/31/10 to 11/30/12.*

The graph illustrates the comparison of a $10,000 hypothetical investment in the USAA Managed Allocation Fund to the following benchmarks:

o The unmanaged S&P 500 Index represents the weighted average performance of a group of 500 widely held, publicly traded stocks.

o The unmanaged Barclays U.S. Aggregate Bond Index covers the U.S. investment-grade fixed-rate bond market, including government and credit securities, agency mortgage pass-through securities, asset-backed securities, and commercial mortgage-backed securities that have remaining maturities of more than one year.

Past performance is no guarantee of future results, and the cumulative performance quoted does not reflect the deduction of taxes that a shareholder would pay on distributions or the redemption of shares.

*The performance of the Barclay's U.S. Aggregate Bond Index and the S&P 500 Index is calculated from the end of the month, January 31, 2010, while the Fund's inception date is February 1, 2010. There may be a slight variation of performance numbers because of this difference.

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8  | USAA MANAGED ALLOCATION FUND

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                       o ASSET ALLOCATION -- 11/30/2012 o

                         [PIE CHART OF ASSET ALLOCATION]

EQUITY EXCHANGE-TRADED FUNDS*                                              47.8%
FIXED-INCOME EXCHANGE-TRADED FUNDS*                                        36.4%
MONEY MARKET INSTRUMENTS                                                   11.2%
PRECIOUS METALS AND MINERALS SECURITIES                                     4.6%

                                   [END CHART]

* The Fund may rely on certain Securities and Exchange Commission (SEC) exemptive orders or rules that permit funds meeting various conditions to invest in an exchange-traded fund (ETF) in amounts exceeding limits set forth in the Investment Company Act of 1940, as amended, that would otherwise be applicable.

Percentages are of the net assets of the Fund and may not equal 100%.

You will find a complete list of securities that the Fund owns on pages 10-11.

================================================================================

                                                        INVESTMENT OVERVIEW |  9

================================================================================

PORTFOLIO OF INVESTMENTS

November 30, 2012 (unaudited)

------------------------------------------------------------------------------------------
                                                                                    MARKET
NUMBER                                                                               VALUE
OF SHARES    SECURITY                                                                (000)
------------------------------------------------------------------------------------------
            PRECIOUS METALS AND MINERALS SECURITIES (4.6%)

            GOLD (2.4%)

            AUSTRALIAN GOLD COMPANIES (0.2%)
    60,000  Newcrest Mining Ltd.                                                  $  1,606
                                                                                  --------
            NORTH AMERICAN GOLD COMPANIES (2.2%)
    40,000  Agnico-Eagle Mines Ltd.                                                  2,232
   120,000  Eldorado Gold Corp.                                                      1,738
    55,000  Goldcorp, Inc.                                                           2,129
   100,000  IAMGOLD Corp.                                                            1,183
   150,000  Kinross Gold Corp.                                                       1,512
    48,000  Newmont Mining Corp.                                                     2,260
   140,000  Yamana Gold, Inc.                                                        2,632
                                                                                  --------
                                                                                    13,686
                                                                                  --------
            Total Gold (cost: $18,771)                                              15,292
                                                                                  --------
            PLATINUM GROUP METAL (0.1%)
    30,000  Impala Platinum Holdings Ltd.                                              488
                                                                                  --------
            Total Platinum Group Metal (cost: $674)                                    488
                                                                                  --------
            EXCHANGE-TRADED FUNDS (2.1%)
    75,910  SPDR Gold Shares Trust*                                                 12,605
                                                                                  --------
            Total Exchange-Traded Funds (cost: $11,997)                             12,605
                                                                                  --------
            Total Precious Metals and Minerals Securities (cost: $31,442)           28,385
                                                                                  --------
            EQUITY EXCHANGE-TRADED FUNDS (47.8%)
 1,628,158  iShares MSCI EAFE Index Fund                                            89,695
   219,159  iShares MSCI Germany Index Fund                                          5,155
   338,507  iShares Russell 2000 Index Fund                                         27,795
   343,813  iShares S&P MidCap 400 Index Fund                                       34,422
    67,195  SPDR S&P 500 Trust                                                       9,546
    87,443  Vanguard Dividend Appreciation ETF                                       5,227
 2,903,728  Vanguard MSCI Emerging Markets ETF                                     122,073
                                                                                  --------
            Total Equity Exchange-Traded Funds (cost: $279,368)                    293,913
                                                                                  --------

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10  | USAA MANAGED ALLOCATION FUND

================================================================================

------------------------------------------------------------------------------------------
                                                                                    MARKET
NUMBER                                                                               VALUE
OF SHARES    SECURITY                                                                (000)
------------------------------------------------------------------------------------------
            FIXED-INCOME EXCHANGE-TRADED FUNDS (36.4%)
   373,115  iShares Barclays 1-3 Year Credit Bond Fund                            $ 39,356
   117,051  iShares Barclays 20 Year Treasury Bond Fund                             14,607
    45,285  iShares Barclays Intermediate Credit Bond Fund                           5,056
    42,889  iShares Barclays TIPS Bond Fund                                          5,271
     8,260  iShares iBoxx High Yield Corporate Bond Fund                               769
 1,240,753  iShares iBoxx Investment Grade Corporate Bond Fund                     151,533
    87,500  Vanguard Short-Term Corporate Bond Fund                                  7,038
                                                                                  --------
            Total Fixed-Income Exchange-Traded Funds (cost: $210,836)              223,630
                                                                                  --------
            MONEY MARKET INSTRUMENTS (11.2%)

            MONEY MARKET FUNDS (11.2%)
68,962,529  State Street Institutional Liquid Reserve Fund, 0.18%(a)
              (cost: $68,962)                                                       68,962
                                                                                  --------

            TOTAL INVESTMENTS (COST: $590,608)                                    $614,890
                                                                                  ========

------------------------------------------------------------------------------------------------
($ IN 000s)                                           VALUATION HIERARCHY
------------------------------------------------------------------------------------------------
                                        (LEVEL 1)            (LEVEL 2)      (LEVEL 3)
                                    QUOTED PRICES    OTHER SIGNIFICANT    SIGNIFICANT
                                IN ACTIVE MARKETS           OBSERVABLE   UNOBSERVABLE
ASSETS                       FOR IDENTICAL ASSETS               INPUTS         INPUTS      TOTAL
------------------------------------------------------------------------------------------------
Precious Metals and
  Minerals Securities:
  Gold                                   $ 15,292                   $-             $-   $ 15,292
  Platinum Group Metals                       488                    -              -        488
  Exchange-Traded Funds                    12,605                    -              -     12,605
Equity Exchange-Traded Funds              293,913                    -              -    293,913
Fixed-Income Exchange-
  Traded Funds                            223,630                    -              -    223,630
Money Market Instruments:
  Money Market Funds                       68,962                    -              -     68,962
------------------------------------------------------------------------------------------------
Total                                    $614,890                   $-             $-   $614,890
------------------------------------------------------------------------------------------------

For the period of June 1, 2012, through November 30, 2012, there were no transfers of securities between levels. The Fund's policy is to recognize any transfers into and out of the levels as of the beginning of the period in which the event or circumstance that caused the transfer occurred.

================================================================================

                                                  PORTFOLIO OF INVESTMENTS |  11

================================================================================

NOTES TO PORTFOLIO OF INVESTMENTS

November 30, 2012 (unaudited)

--------------------------------------------------------------------------------

o   GENERAL NOTES

    Market values of securities are determined by procedures and practices discussed in Note 1 to the financial statements.

    The portfolio of investments category percentages shown represent the percentages of the investments to net assets, and, in total, may not equal 100%. A category percentage of 0.0% represents less than 0.1% of net assets. Investments in foreign securities were 37.5% of net assets as of November 30, 2012.

    The Fund may rely on certain Securities and Exchange Commission (SEC) exemptive orders or rules that permit funds meeting various conditions to invest in an exchange-traded fund (ETF) in amounts exceeding limits set forth in the Investment Company Act of 1940, as amended, that would otherwise be applicable.

o   SPECIFIC NOTES

    (a) Rate represents the money market fund annualized seven-day yield at November 30, 2012.

      *   Non-income-producing security.

See accompanying notes to financial statements.

================================================================================

12  | USAA MANAGED ALLOCATION FUND

================================================================================

STATEMENT OF ASSETS AND LIABILITIES (IN THOUSANDS)

November 30, 2012 (unaudited)

--------------------------------------------------------------------------------

ASSETS
  Investments in securities, at market value (cost of $590,608)         $614,890
  Receivables:
      Capital shares sold                                                    349
      Dividends and interest                                                  30
                                                                        --------
          Total assets                                                   615,269
                                                                        --------
LIABILITIES
  Payables:
      Capital shares redeemed                                                315
  Accrued management fees                                                    298
  Other accrued expenses and payables                                         38
                                                                        --------
          Total liabilities                                                  651
                                                                        --------
             Net assets applicable to capital shares outstanding        $614,618
                                                                        ========
NET ASSETS CONSIST OF:
  Paid-in capital                                                       $567,261
  Accumulated undistributed net investment income                          8,982
  Accumulated net realized gain on investments                            14,093
  Net unrealized appreciation of investments                              24,282
                                                                        --------
             Net assets applicable to capital shares outstanding        $614,618
                                                                        ========
  Capital shares outstanding, unlimited number of shares authorized,
      no par value                                                        53,235
                                                                        ========
  Net asset value, redemption price, and offering price per share       $  11.55
                                                                        ========

See accompanying notes to financial statements.

================================================================================

                                                      FINANCIAL STATEMENTS |  13

================================================================================

STATEMENT OF OPERATIONS (IN THOUSANDS)

Six-month period ended November 30, 2012 (unaudited)

--------------------------------------------------------------------------------

INVESTMENT INCOME
  Dividends (net of foreign taxes withheld of $11)                       $ 8,062
  Interest                                                                    40
                                                                         -------
          Total income                                                     8,102
                                                                         -------
EXPENSES
  Management fees                                                          1,725
  Administration and servicing fees                                          144
  Transfer agent's fees                                                      144
  Custody and accounting fees                                                 34
  Postage                                                                      7
  Shareholder reporting fees                                                   8
  Trustees' fees                                                               7
  Registration fees                                                            1
  Professional fees                                                           38
  Other                                                                        6
                                                                         -------
          Total expenses                                                   2,114
                                                                         -------
NET INVESTMENT INCOME                                                      5,988
                                                                         -------
NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS
AND FOREIGN CURRENCY
  Net realized gain on:
      Investments:
          Unaffiliated transactions                                        2,664
          Affiliated transactions (Note 7)                                 1,614
      Foreign currency transactions                                            1
  Change in net unrealized appreciation/depreciation                      33,828
                                                                         -------
          Net realized and unrealized gain                                38,107
                                                                         -------
  Increase in net assets resulting from operations                       $44,095
                                                                         =======

See accompanying notes to financial statements.

================================================================================

14  | USAA MANAGED ALLOCATION FUND

================================================================================

STATEMENTS OF CHANGES IN NET ASSETS (IN THOUSANDS)

Six-month period ended November 30, 2012 (unaudited), and year ended
May 31, 2012

--------------------------------------------------------------------------------------------
                                                                  11/30/2012       5/31/2012
--------------------------------------------------------------------------------------------
FROM OPERATIONS
  Net investment income                                             $  5,988        $ 15,373
  Net realized gain on investments                                     4,278          21,631
  Net realized gain on foreign currency transactions                       1               1
  Change in net unrealized appreciation/depreciation
      of investments                                                  33,828         (29,019)
                                                                    ------------------------
      Increase in net assets resulting from operations                44,095           7,986
                                                                    ------------------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
  Net investment income                                                    -         (15,994)
  Net realized gains                                                       -         (22,495)
                                                                    ------------------------
      Distributions to shareholders                                        -         (38,489)
                                                                    ------------------------
FROM CAPITAL SHARE TRANSACTIONS
  Proceeds from shares sold                                           92,958         213,295
  Reinvested dividends                                                     -          38,489
  Cost of shares redeemed                                            (42,285)       (175,934)
                                                                    ------------------------
      Increase in net assets from capital share transactions          50,673          75,850
                                                                    ------------------------
  Net increase in net assets                                          94,768          45,347

NET ASSETS
  Beginning of period                                                519,850         474,503
                                                                    ------------------------
  End of period                                                     $614,618        $519,850
                                                                    ========================
Accumulated undistributed net investment income:
  End of period                                                     $  8,982        $  2,994
                                                                    ========================
CHANGE IN SHARES OUTSTANDING
  Shares sold                                                          8,257          19,012
  Shares issued for dividends reinvested                                   -           3,547
  Shares redeemed                                                     (3,752)        (15,709)
                                                                    ------------------------
      Increase in shares outstanding                                   4,505           6,850
                                                                    ========================

See accompanying notes to financial statements.

================================================================================

                                                      FINANCIAL STATEMENTS |  15

================================================================================

NOTES TO FINANCIAL STATEMENTS

November 30, 2012 (unaudited)

--------------------------------------------------------------------------------

(1) SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

USAA MUTUAL FUNDS TRUST (the Trust), registered under the Investment Company Act of 1940 (the 1940 Act), as amended, is an open-end management investment company organized as a Delaware statutory trust consisting of 50 separate funds. The information presented in this semiannual report pertains only to the USAA Managed Allocation Fund (the Fund), which is classified as nondiversified under the 1940 Act. The Fund's investment objective is to maximize total return, consisting primarily of capital appreciation. The Fund is not offered for sale directly to the general public and is available currently for investment through a USAA discretionary managed account program or other persons or legal entities that the Fund may approve from time to time.

As a nondiversified fund, the Fund may invest a greater percentage of its assets in a single issuer, such as a single stock-based or bond-based exchange-traded fund (ETF), stock, corporate bond, or a single money market instrument. Because a relatively high percentage of the Fund's total assets may be invested in the securities of a single issuer or a limited number of issuers, the securities of the Fund may be more sensitive to changes in the market value of a single issuer, a limited number of issuers, or large companies generally. Such a focused investment strategy may increase the volatility of the Fund's investment results because this Fund may be more susceptible to risk associated with a single economic, political, or regulatory event than a diversified fund.

A. SECURITY VALUATION -- The Trust's Board of Trustees (the Board) has established the Valuation Committee (the Committee), and subject to Board oversight, the Committee administers and oversees the Fund's valuation policies and procedures which are approved by the Board.

================================================================================

16  | USAA MANAGED ALLOCATION FUND

================================================================================

    Among other things, these policies and procedures allow the Fund to utilize independent pricing services, quotations from securities dealers, and a wide variety of sources and information to establish and adjust the fair value of securities as events occur and circumstances warrant.

    The Committee reports to the Board on a quarterly basis and makes recommendations to the Board as to pricing methodologies and services used by the Fund and presents additional information to the Board regarding application of the pricing and fair valuation policies and procedures during the preceding quarter.

    The Committee meets as often as necessary to make pricing and fair value determinations. In addition, the Committee holds regular monthly meetings to review prior actions taken by the Committee and USAA Asset Management Company (the Manager). Among other things, these monthly meetings include a review and analysis of back testing reports, pricing service quotation comparisons, illiquid securities and fair value determinations, pricing movements, and daily stale price monitoring.

    The value of each security is determined (as of the close of trading on the New York Stock Exchange (NYSE) on each business day the NYSE is open) as set forth below:

    1. Equity securities, including Exchange-Traded Funds (ETFs), except as otherwise noted, traded primarily on a domestic securities exchange or the Nasdaq over-the-counter markets, are valued at the last sales price or official closing price on the exchange or primary market on which they trade. Equity securities traded primarily on foreign securities exchanges or markets are valued at the last quoted sales price, or the most recently determined official closing price calculated according to local market convention, available at the time the Fund is valued. If no last sale or official closing price is reported or available, the average of the bid and asked prices generally is used.

    2. Equity securities trading in various foreign markets may take place on days when the NYSE is closed. Further, when the NYSE is

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  17

================================================================================

        open, the foreign markets may be closed. Therefore, the calculation of the Fund's net asset value (NAV) may not take place at the same time the prices of certain foreign securities held by the Fund are determined. In most cases, events affecting the values of foreign securities that occur between the time of their last quoted sales or official closing prices and the close of normal trading on the NYSE on a day the Fund's NAV is calculated will not be reflected in the value of the Fund's foreign securities. However, the Manager, an affiliate of the Fund, will monitor for events that would materially affect the value of the Fund's foreign securities and, if necessary, the Manager will value the foreign securities in good faith, considering such available information that the Manager deems relevant, under valuation procedures approved by the Board. In addition, the Fund may use information from an external vendor or other sources to adjust the foreign market closing prices of foreign equity securities to reflect what the Fund believes to be the fair value of the securities as of the close of the NYSE. Fair valuation of affected foreign equity securities may occur frequently based on an assessment that events that occur on a fairly regular basis (such as U.S. market movements) are significant.

    3. Investments in open-end investment companies, hedge, or other funds, other than ETFs, are valued at their NAV at the end of each business day.

    4. Debt securities purchased with original or remaining maturities of 60 days or less may be valued at amortized cost, which approximates market value.

    5. Securities for which market quotations are not readily available or are considered unreliable, or whose values have been materially affected by events occurring after the close of their primary markets but before the pricing of the Fund, are valued in good faith at fair value, using methods determined by the Manager under valuation procedures approved by the Board. The effect of fair value pricing is that securities may not be priced on the

================================================================================

18  | USAA MANAGED ALLOCATION FUND

================================================================================

        basis of quotations from the primary market in which they are traded and the actual price realized from the sale of a security may differ materially from the fair value price. Valuing these securities at fair value is intended to cause the Fund's NAV to be more reliable than it otherwise would be.

        Fair value methods used by the Manager include, but are not limited to, obtaining market quotations from secondary pricing services, broker-dealers, or widely used quotation systems. General factors considered in determining the fair value of securities include fundamental analytical data, the nature and duration of any restrictions on disposition of the securities, and an evaluation of the forces that influenced the market in which the securities are purchased and sold.

B. FAIR VALUE MEASUREMENTS -- Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The three-level valuation hierarchy disclosed in the portfolio of investments is based upon the transparency of inputs to the valuation of an asset or liability as of the measurement date. The three levels are defined as follows:

    Level 1 -- inputs to the valuation methodology are quoted prices (unadjusted) in active markets for identical securities.

    Level 2 -- inputs to the valuation methodology are other significant observable inputs, including quoted prices for similar securities, inputs that are observable for the securities, either directly or indirectly, and market-corroborated inputs such as market indices.

    Level 3 -- inputs to the valuation methodology are unobservable and significant to the fair value measurement, including the Manager's own assumptions in determining the fair value.

    The inputs or methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  19

================================================================================

C. FEDERAL TAXES -- The Fund's policy is to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its income to its shareholders. Therefore, no federal income tax provision is required.

D. INVESTMENTS IN SECURITIES -- Security transactions are accounted for on the date the securities are purchased or sold (trade date). Gains or losses from sales of investment securities are computed on the identified cost basis. Dividend income, less foreign taxes, if any, is recorded on the ex-dividend date. If the ex-dividend date has passed, certain dividends from foreign securities are recorded upon notification. Interest income is recorded daily on the accrual basis. Discounts and premiums are amortized over the life of the respective securities, using the effective yield method for long-term securities and the straight-line method for short-term securities.

E. EXPENSES PAID INDIRECTLY -- A portion of the brokerage commissions that the Fund pays may be recaptured as a credit that is tracked and used by the custodian to directly reduce expenses paid by the Fund. In addition, through arrangements with the Fund's custodian and other banks utilized by the Fund for cash management purposes, realized credits, if any, generated from cash balances in the Fund's bank accounts may be used to directly reduce the Fund's expenses. Effective January 1, 2013, the Fund's custodian will suspend the bank credit arrangement. For the six-month period ended November 30, 2012, custodian and other bank credits reduced the Fund's expenses by less than $500. For the six-month period ended November 30, 2012, the Fund did not receive any brokerage commission recapture credits.

F. INDEMNIFICATIONS -- Under the Trust's organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, in the normal course of business the Trust enters into contracts that contain a variety of representations and warranties that provide general indemnifications. The Trust's maximum exposure under these arrangements is unknown, as this would involve future claims that

================================================================================

20  | USAA MANAGED ALLOCATION FUND

================================================================================

    may be made against the Trust that have not yet occurred. However, the Trust expects the risk of loss to be remote.

G. USE OF ESTIMATES -- The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that may affect the reported amounts in the financial statements.

(2) LINE OF CREDIT

The Fund participates in a joint, short-term, revolving, committed loan agreement of $500 million with USAA Capital Corporation (CAPCO), an affiliate of the Manager. The purpose of the agreement is to meet temporary or emergency cash needs, including redemption requests that might otherwise require the untimely disposition of securities. Subject to availability, the Fund may borrow from CAPCO an amount up to 5% of the Fund's total assets at a rate per annum equal to the rate at which CAPCO obtains funding in the capital markets, with no markup.

The USAA Funds that are party to the loan agreement are assessed facility fees by CAPCO in the amount of 7.0 basis points of the amount of the committed loan agreement. Prior to September 30, 2012, the Funds were assessed facility fees by CAPCO in the amount of 7.5 basis points of the amount of the committed loan agreement. The facility fees are allocated among the Funds based on their respective average net assets for the period.

For the six-month period ended November 30, 2012, the Fund paid CAPCO facility fees of $2,000, which represents 1.0% of the total fees paid to CAPCO by the USAA Funds. The Fund had no borrowings under this agreement during the six-month period ended November 30, 2012.

(3) DISTRIBUTIONS

The tax basis of distributions and accumulated undistributed net investment income will be determined based upon the Fund's tax year-end of May 31, 2013, in accordance with applicable tax law.

Distributions of net investment income and realized gains from security transactions not offset by capital losses are made annually in the

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  21

================================================================================

succeeding fiscal year or as otherwise required to avoid the payment of federal taxes.

On December 22, 2010, the Regulated Investment Company Modernization Act of 2010 (the Act) was enacted, which changed various rules governing the tax treatment of regulated investment companies. The changes made under the Act are generally effective for years beginning after the date of enactment. Under the Act, net capital losses may be carried forward indefinitely, and they retain their character as short-term and or long-term capital losses. Under pre-enactment law, net capital losses could be carried forward for eight years and treated as short-term capital losses, irrespective of the character of the original capital loss. As a transition rule, the Act requires that post-enactment capital loss carryforwards be used before pre-enactment capital loss carryforwards. As a result, pre-enactment capital loss carryforwards may be more likely to expire unused.

The Fund is required to evaluate tax positions taken or expected to be taken in the course of preparing the Fund's tax returns to determine whether the tax positions are "more-likely-than-not" of being sustained by the applicable tax authority. Income tax and related interest and penalties would be recognized by the Fund as tax expense in the statement of operations if the tax positions were deemed to not meet the more-likely-than-not threshold. For the six-month period ended November 30, 2012, the Fund did not incur any income tax, interest, or penalties. As of November 30, 2012, the Manager has reviewed all open tax years and concluded that there was no impact to the Fund's net assets or results of operations. Tax year ended May 31, 2012, and each of the three preceding fiscal years, remains subject to examination by the Internal Revenue Service and state taxing authorities. On an ongoing basis, the Manager will monitor its tax positions to determine if adjustments to this conclusion are necessary.

(4) INVESTMENT TRANSACTIONS

Cost of purchases and proceeds from sales/maturities of securities, excluding short-term securities, for the year ended November 30, 2012, were $274,392,000 and $277,428,000, respectively.

================================================================================

22  | USAA MANAGED ALLOCATION FUND

================================================================================

As of November 30, 2012, the cost of securities, including short-term securities, for federal income tax purposes, was approximately the same as that reported in the financial statements.

Gross unrealized appreciation and depreciation of investments as of November 30, 2012, for federal income tax purposes, were $28,917,000 and $4,635,000, respectively, resulting in net unrealized appreciation of $24,282,000.

(5) TRANSACTIONS WITH MANAGER

A. MANAGEMENT FEES -- The Manager provides investment management services to the Fund pursuant to an Advisory Agreement. Under this agreement, the Manager is responsible for managing the business and affairs of the Fund and for directly managing the day-to-day investment of the Fund's assets, subject to the authority of and supervision by the Board. The Manager also is authorized to select (with approval of the Board and without shareholder approval) one or more subadvisers to manage the actual day-to-day investment of a portion of the Fund's assets. For the period ended November 30, 2012, there are no subadvisers. The Fund's management fees are accrued daily and paid monthly at an annualized rate of 0.60% of the Fund's average net assets for the fiscal year. For the six-month period ended November 30, 2012, the Fund incurred total management fees, paid or payable to the Manager, of $1,725,000.

B. ADMINISTRATION AND SERVICING FEES -- The Manager provides certain administration and shareholder servicing functions for the Fund. For such services, the Manager receives a fee accrued daily and paid monthly at an annualized rate of 0.05% of the Fund's average net assets for the fiscal year. For the six-month period ended November 30, 2012, the Fund incurred administration and servicing fees, paid or payable to the Manager, of $144,000.

    In addition to the services provided under its Administration and Servicing Agreement with the Fund, the Manager also provides certain compliance and legal services for the benefit of the Fund. The Board has approved the reimbursement of a portion of these

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  23

================================================================================

    expenses incurred by the Manager. For the six-month period ended November 30, 2012, the Fund reimbursed the Manager $8,000 for these compliance and legal services. These expenses are included in the professional fees on the Fund's statement of operations.

C. TRANSFER AGENT'S FEES -- USAA Transfer Agency Company, d/b/a USAA Shareholder Account Services (SAS), an affiliate of the Manager, provides transfer agent services to the Fund. The Fund's transfer agent's fees are accrued daily and paid monthly at an annualized rate of 0.05% of the Fund's average net assets for the fiscal year. For the six-month period ended November 30, 2012, the Fund incurred transfer agent's fees, paid or payable to SAS, of $144,000.

D. UNDERWRITING SERVICES -- USAA Investment Management Company provides exclusive underwriting and distribution of the Fund's shares on a continuing best-efforts basis and receives no commissions or fees for this service.

(6) TRANSACTIONS WITH AFFILIATES

Certain trustees and officers of the Fund are also directors, officers, and/or employees of the Manager. None of the affiliated trustees or Fund officers received any compensation from the Fund.

(7) SECURITY TRANSACTIONS WITH AFFILIATED FUNDS

During the six-month period ended November 30, 2012, in accordance with affiliated transaction procedures approved by the Board, purchases and sales of security transactions were executed between the Fund and the following affiliated USAA Funds at the then-current market price with no brokerage commissions incurred.

                                                                   NET REALIZED
                                                   COST TO           GAIN TO
      SELLER              PURCHASER               PURCHASER           SELLER
--------------------------------------------------------------------------------
USAA Managed           USAA High                 $30,022,000      $1,614,000
  Allocation Fund        Income Fund

================================================================================

24  | USAA MANAGED ALLOCATION FUND

================================================================================

(8) FINANCIAL HIGHLIGHTS

Per share operating performance for a share outstanding throughout each period is as follows:

                                              SIX-MONTH
                                             PERIOD ENDED        YEAR ENDED        PERIOD ENDED
                                             NOVEMBER 30,          MAY 31,           MAY 31,
                                             --------------------------------------------------
                                                 2012         2012        2011       2010***
                                             --------------------------------------------------
Net asset value at beginning of period       $  10.67     $  11.33    $  10.14      $  10.00
                                             -----------------------------------------------
Income (loss) from investment operations:
  Net investment income                           .11          .32(a)      .30(a)        .05(a)
  Net realized and unrealized gain (loss)         .77         (.18)(a)    1.36(a)        .09(a),(b)
                                             -----------------------------------------------
Total from investment operations                  .88          .14(a)     1.66(a)        .14(a)
                                             -----------------------------------------------
Less distributions from:
  Net investment income                             -         (.32)       (.22)            -
  Realized capital gains                            -         (.48)       (.25)            -
                                             -----------------------------------------------
Total distributions                                 -         (.80)       (.47)            -
                                             -----------------------------------------------
Net asset value at end of period             $  11.55     $  10.67    $  11.33      $  10.14
                                             ===============================================
Total return (%)*                                8.25         1.29       16.69          1.40

Net assets at end of period (000)            $614,618     $519,850    $474,503      $281,793
Ratios to average net assets:**
  Expenses (%)(d)                                 .73(c)       .74         .75           .83(c)
  Net investment income (%)                      2.08(c)      2.87        2.80          1.32(c)

Portfolio turnover (%)                             52          125         249(e)         52

  * Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. generally accepted accounting principles and could differ from the Lipper reported return. Total returns for periods of less than one year are not annualized.
 ** For the six-month period ended November 30, 2012, average net assets were
    $574,531,000.
*** Fund commenced operations on February 1, 2010.
(a) Calculated using average shares.
(b) Reflected a net realized and unrealized gain per share, whereas the statement of operations reflected a net realized and unrealized loss for the period. The difference in realized and unrealized gains and losses was due to the timing of sales and repurchases of shares in relation to fluctuating market values for the portfolio.
(c) Annualized. The ratio is not necessarily indicative of 12 months of operations.
(d) Reflects total operating expenses of the Fund before reductions of any expenses paid indirectly. The Fund's expenses paid indirectly decreased the expense ratios by less than 0.01%.

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  25

================================================================================

EXPENSE EXAMPLE

November 30, 2012 (unaudited)

--------------------------------------------------------------------------------

EXAMPLE

As a shareholder of the Fund, you incur two types of costs: direct costs, such as wire fees, redemption fees, and low balance fees; and indirect costs, including management fees, transfer agency fees, and other Fund operating expenses. This example is intended to help you understand your indirect costs, also referred to as "ongoing costs" (in dollars), of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period of June 1, 2012, through November 30, 2012.

ACTUAL EXPENSES

The first line of the table on the next page provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested at the beginning of the period, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line of the table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this

================================================================================

26  | USAA MANAGED ALLOCATION FUND

================================================================================

information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any direct costs, such as wire fees, redemption fees, or low balance fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these direct costs were included, your costs would have been higher.

                                                                            EXPENSES PAID
                                     BEGINNING            ENDING            DURING PERIOD*
                                   ACCOUNT VALUE       ACCOUNT VALUE        JUNE 1, 2012 -
                                   JUNE 1, 2012      NOVEMBER 30, 2012     NOVEMBER 30, 2012
                                   ---------------------------------------------------------
Actual                               $1,000.00           $1,082.50               $3.81

Hypothetical
  (5% return before expenses)         1,000.00            1,021.41                3.70

* Expenses are equal to the Fund's annualized expense ratio of 0.73%, which is net of any reimbursements and expenses paid indirectly, multiplied by the average account value over the period, multiplied by 183 days/365 days (to reflect the one-half-year period). The Fund's ending account value on the first line in the table is based on its actual total return of 8.25% for the period of June 1, 2012, through November 30, 2012.

================================================================================

                                                           EXPENSE EXAMPLE |  27

================================================================================

TRUSTEES                     Daniel S. McNamara
                             Robert L. Mason, Ph.D.
                             Barbara B. Ostdiek, Ph.D.
                             Michael F. Reimherr
                             Paul L. McNamara
                             Patrick T. Bannigan*

                             *Effective October 31, 2012, Patrick T. Bannigan
                              resigned from his position as Trustee.
--------------------------------------------------------------------------------
ADMINISTRATOR AND            USAA Asset Management Company
INVESTMENT ADVISER           P.O. Box 659453
                             San Antonio, Texas 78265-9825
--------------------------------------------------------------------------------
UNDERWRITER AND              USAA Investment Management Company
DISTRIBUTOR                  P.O. Box 659453
                             San Antonio, Texas 78265-9825
--------------------------------------------------------------------------------
TRANSFER AGENT               USAA Shareholder Account Services
                             9800 Fredericksburg Road
                             San Antonio, Texas 78288
--------------------------------------------------------------------------------
CUSTODIAN AND                State Street Bank and Trust Company
ACCOUNTING AGENT             P.O. Box 1713
                             Boston, Massachusetts 02105
--------------------------------------------------------------------------------
INDEPENDENT                  Ernst & Young LLP
REGISTERED PUBLIC            100 West Houston St., Suite 1800
ACCOUNTING FIRM              San Antonio, Texas 78205
--------------------------------------------------------------------------------
MUTUAL FUND                  Under "My Accounts" on
SELF-SERVICE 24/7            usaa.com select "Investments,"
AT USAA.COM                  then "Mutual Funds"

OR CALL                      Under "Investments" view
(800) 531-USAA               account balances, or click
        (8722)               "I want to...," and select
                             the desired action.
--------------------------------------------------------------------------------
Copies of the Manager's proxy voting policies and procedures, approved by the Trust's Board of Trustees for use in voting proxies on behalf of the Fund, are available without charge (i) by calling (800) 531-USAA (8722); (ii) at USAA.COM; and (iii) on the SEC's website at HTTP://WWW.SEC.GOV. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge (i) at USAA.COM; and
(ii) on the SEC's website at HTTP://WWW.SEC.GOV.

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. These Forms N-Q are available at no charge (i) by calling (800) 531-USAA (8722); (ii) at USAA.COM; and (iii) on the SEC's website at HTTP://WWW.SEC.GOV. These Forms N-Q also may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling (800) 732-0330.

================================================================================

       USAA                                                 --------------
       9800 Fredericksburg Road                                PRSRT STD
       San Antonio, TX 78288                                 U.S. Postage
                                                                 PAID
                                                                 USAA
                                                            --------------

>>  SAVE PAPER AND FUND COSTS
    Under MY PROFILE on USAA.COM select MANAGE PREFERENCES
    Set your DOCUMENT PREFERENCES to USAA DOCUMENTS ONLINE.

    [LOGO OF USAA]
         USAA      WE KNOW WHAT IT MEANS TO SERVE.(R)

    ============================================================================
    93924-0113                               (C)2013, USAA. All rights reserved.





ITEM 2.  CODE OF ETHICS.

NOT APPLICABLE.  This item must be disclosed only in annual reports.



ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT.

NOT APPLICABLE.  This item must be disclosed only in annual reports.



ITEM 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES.

NOT APPLICABLE.  This item must be disclosed only in annual reports.



ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not Applicable.


ITEM 6.  SCHEDULE OF INVESTMENTS.

Filed as part of the report to shareholders.



ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not Applicable.

ITEM 8.  PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not Applicable.



ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not Applicable.



ITEM 10.  SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

The  Corporate   Governance   Committee  selects  and  nominates  candidates for
membership on the Board as independent directors. Currently, there is no procedure for shareholders to recommend candidates to serve on the Board.



ITEM 11.  CONTROLS AND PROCEDURES

The principal executive officer and principal financial officer of USAA Mutual Funds Trust (Trust) have concluded that the Trust's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Trust in this Form N-CSR/S was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

There were no significant changes or corrective actions with regard to significant deficiencies or material weaknesses in the Trust's internal controls or in other factors that could significantly affect the Trust's internal controls subsequent to the date of their evaluation. The only change to the procedures was to document the annual disclosure controls and procedures established for the new section of the shareholder reports detailing the factors considered by the Funds' Board in approving the Funds' advisory agreements.



ITEM 12.  EXHIBITS.

(a)(1). NOT APPLICABLE.  This item must be disclosed only in annual reports.

(a)(2). Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

(a)(3). Not Applicable.

(b). Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b))is filed and attached hereto as Exhibit 99.906CERT.






                               SIGNATURES


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:  USAA MUTUAL FUNDS TRUST, Period Ended November 30, 2012

By:*     /S/ ADYM W. RYGMYR
         -----------------------------------------------------------
         Signature and Title:  ADYM W. RYGMYR, Secretary

Date:
          01/28/2013
          -------------------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By:*     /S/ DANIEL S. MCNAMARA
         -----------------------------------------------------
         Signature and Title:  Daniel S. McNamara, President

Date:      01/30/2013
          -------------------------------


By:*     /S/ ROBERTO GALINDO, JR.
         -----------------------------------------------------
         Signature and Title:  Roberto Galindo, Jr., Treasurer

Date:
          01/29/2013
          -------------------------------


*Print the name and title of each signing officer under his or her signature.